DISPOSAL OF ASSETS - Narrative (Details) $ in Millions	Mar. 17, 2023 USD ($) MW	Jun. 30, 2023 USD ($)	May 17, 2023 USD ($)
378 MW US Hydroelectric Portfolio
Disclosure of detailed information about investment property [line items]
Portion of ownership interest sold	78.00%
Ownership interest	22.00%
Hydro power capacity | MW	378
Disposition of assets		$ 667
Disposition of liabilities		$ (191)
Accumulated revaluation surplus post-tax	$ 34
378 MW US Hydroelectric Portfolio | Brookfield Corporation Affiliates
Disclosure of detailed information about investment property [line items]
Ownership interest	28.00%
Wind Assets
Disclosure of detailed information about investment property [line items]
Disposition of assets			$ 254
Disposition of liabilities			(164)
Disposition of non-controlling interests			$ 26